Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Cost of sales	$ 7,458,000,000	$ 5,364,000,000
Inventories recognized as expense	6,300,000,000	4,700,000,000
Net realizable value of inventories	0	49,000,000
Inventory write downs	$ 42,000,000	$ 26,000,000